Equity-method investees (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Equity Method Investees [Abstract]
Summary of Changes in Carrying Amount of Equity-method investees

Changes in the carrying amount of equity-method investees for the years ended December 31, 2022 and 2021 are analysed as follows.

	Natuzzi Trading Shanghai	Nars Miami LLC	Natuzzi Texas LLC	Natuzzi Store (UK) ltd	Foundation "Made in Italy circolare e sostenibile"	Salena S.r.l.	Total
Balance as at December 31, 2020	39,991	98	—	—	—	—	40,089
Acquisition of non-controlling interests	—	—	270	18	—	—	288
Share of profit for the year	3,409	152	—	—	—	—	3,561
Share of other comprehensive income	2,320	8	—	—	—	—	2,328
Dividends received	(1,490)	(254)	—	—	—	—	(1,744)
Balance as at December 31, 2021	44,230	4	270	18	—	—	44,522
Acquisition of non-controlling interests	—	—	453	—	8	—	461
Share of profit for the year	436	431	(547)	36	—	—	356
Share of other comprehensive income	(784)	—	—	—	—	—	(784)
Dividends received	(3,697)	—	—	—	—	—	(3,697)
Share capital reduction	(3,156)	—	—	—	—	—	(3,156)
Effect of translation adjustments	—	(4)	—	(2)	—	—	(6)
Balance as at December 31, 2022	37,029	431	176	52	8	—	37,696

Summary of Reconciliation of Fair Value of Retained Interest at the date of loss of control with carrying amount in Consolidated Statement of Financial Position

The following table shows the reconciliation of the carrying amount of the retained interest in Natuzzi Trading Shanghai as at December 31, 2020 with the carrying amount as at December 31, 2021 included in the consolidated statement of financial position.

Carrying amount as at December 31, 2020		39,991
Dividends distribution		(1,490)
Group’s share of profit for the year	4,065
Elimination of amortisation of Natuzzi’s trademarks	367
Elimination of intercompany profit on inventories	(634)
Amortisation of intangibles assets	(519)
Reversal of deferred tax liabilities	130
Group’s share of profit for the year, net of equity method adjustments	3,409	3,409
Group’s share of other comprehensive income		2,320
Carrying amount as at December 31, 2021		44,230

The following table shows the reconciliation of the carrying amount of the retained interest in Natuzzi Trading Shanghai as at December 31, 2021 with the carrying amount as at December 31, 2022 included in the consolidated statement of financial position.

Carrying amount as at December 31, 2021		44,230
Dividends distribution		(3,697)
Share capital reduction		(3,156)
Group’s share of profit for the year	3,020
Elimination of amortisation of Natuzzi’s trademarks	367
Elimination of intercompany profit on inventories	(2,562)
Amortisation of intangibles assets	(519)
Reversal of deferred tax liabilities	130
Group’s share of profit for the year, net of equity method adjustments	436	436
Group’s share of other comprehensive income		(784)
Carrying amount as at December 31, 2022		37,029

Summarized Statement of Financial Position and Profit or Loss of Joint Venture

Summarised statement of financial position of Natuzzi Trading Shanghai and Group’s share in net assets as at December 31, 2022 and 2021

	31/12/22	31/12/21
Current assets	64,298	79,527
Non-current assets	19,833	21,619
Current liabilities	(42,049)	(50,092)
Non-current liabilities	(1,794)	(1,344)
Net Assets	40,288	49,710
Group’s share in net assets – 49% of net assets	19,742	24,358
Intangible assets	2,312	2,832
Goodwill	26,140	26,140
Elimination of intercompany profit from licensing Natuzzi’s trademarks	(5,727)	(6,095)
Elimination of intercompany profit on inventories	(4,860)	(2,298)
Deferred tax liabilities	(578)	(707)
Group’s carrying amount of interest	37,029	44,230

Summarised statement of profit or loss of Natuzzi Trading Shanghai and Group’s share of profit for the year ended December 31, 2022, 2021 and 2020

	2022	2021	2020
Revenue	98,483	96,272	62,023
Cost of sales	(60,481)	(57,120)	(37,414)
Other income and expenses, net	(91)	(39)	(413)
Selling expenses	(24,473)	(23,937)	(17,685)
Administrative expenses	(5,665)	(4,983)	(2,185)
Net finance income	1,037	1,213	864
Profit before tax	8,810	11,406	5,190
Income tax expense	(2,646)	(3,111)	(1,368)
Profit for the period	6,164	8,295	3,822
Other comprehensive profit/(loss)	(1,600)	4,734	(744)
Total comprehensive profit for the period	4,564	13,029	3,078
Group’s share of profit for the period – 49%	3,020	4,065	1,873
Elimination of amortisation of Natuzzi’s trademarks	367	367	367
Elimination of intercompany profit on inventories	(2,562)	(634)	(396)
Amortisation of intangible assets	(519)	(519)	(519)
Deferred tax liabilities	130	130	130
Group’s share of profit/(loss), net of equity method adj.	436	3,409	1,455
Group’s share of other comprehensive income/(loss) for the period	(784)	2,320	(365)
Group’s share of total comprehensive income/(loss) for the period	(348)	5,729	1,090
Dividends received by the Group	3,697	1,490	2,335

Schedule of Cash and Cash Equivalents, Bank Overdrafts and Borrowings

As at December 31, 2022 and 2021 cash and cash equivalents, bank overdrafts and borrowings, lease liabilities current and non-current are set out below.

	31/12/22	31/12/21
Cash and cash equivalents	32,844	61,944
Bank overdrafts and borrowings	—	—
Lease liabilities current	(2,648)	(2,616)
Lease liabilities non-current	(1,794)	(1,344)
Total, net	28,402	57,984

Depreciation and Amortization, Interest Income, Interest Expense and Income Tax Expense

For the years ended December 31, 2022, 2021 and 2020, depreciation and amortisation, interest income, interest expense and income tax expense are set below.

	2022	2021	2020
Depreciation and amortisation	1,945	4,507	4,106
Interest income	1,729	1,529	1,256
Interest expense	692	316	392
Income tax expense	2,646	3,111	1,368